Personnel Costs	12 Months Ended
Dec. 31, 2025
Personnel Costs [Abstract]
Personnel costs

NOTE 6: Personnel costs

Thousands of $ For the years ended December 31	2025	2024	2023
The number of employees at the end of the year was:
Laboratory operations	131	101	79
R&D staff	22	31	31
S&M staff	122	94	106
G&A staff	89	86	84
Total number of employees	364	312	300
Their aggregate remuneration comprised:
Wages and salaries	47,990	46,719	38,568
Health insurance expenses	6,812	5,969	5,202
Social security costs	3,221	3,028	2,752
Share-based compensation	2,211	1,725	665
Pension costs	1,517	1,448	1,186
Other costs	844	883	990
Total personnel costs	62,595	59,772	49,363

The personnel numbers in the table reflect year-end numbers. Year-over-year increases in total personnel costs primarily relate to increases in headcount and health insurance expenses as part of the growth in our volume and revenue and increases in health insurance costs.